Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation Of Basic And Diluted (Loss) Earnings Per Share

The computation of basic and diluted earnings (loss) per share is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	290,797	(620,869)	(970,971)
Accretion to redemption value of redeemable non-controlling interests	0	(34,590)	(153,984)

Net income (loss) available to LDK Solar Co., Ltd. shareholders	290,797	(655,459)	(1,124,955)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	19,278	0	0

Numerator used in diluted earnings (loss) per share	310,075	(655,459)	(1,124,955)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	125,580,754	133,806,940	130,492,366

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	841,673	0	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	10,145,865	0	0

Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	136,568,292	133,806,940	130,492,366

Earnings (loss) per share – basic	2.32	(4.90)	(8.62)

Earnings (loss) per share – diluted	2.27	(4.90)	(8.62)